STOCKHOLDERS' EQUITY - Additional Information (Detail)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2021	Jan. 29, 2021 shares	Mar. 31, 2021 shares	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2018 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Tranches $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Capital units, authorized						520,000,000		520,000,000
Common stock, shares authorized						500,000,000		500,000,000		0
Common stock, par or stated value per share | $ / shares						$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized						20,000,000		20,000,000		0
Preferred stock, par or stated value per share | $ / shares						$ 0.0001		$ 0.0001		$ 0.0001
Stockholders equity note stock split		4-for-1	4-for-1
Common stock, shares issued						28,320,000		28,320,000		0
Common stock, shares outstanding						28,320,000		28,320,000		0
Dividends, preferred stock, paid-in-kind percentage	12.00%
Common shares initial conversion price | $ / shares								$ 25
Preferred Stock, liquidation preference per share | $ / shares						$ 25		$ 25
Common units, voting rights										Common unit holders are entitled to one vote per common unit, except for such votes or consents that are reserved solely for the holders of preferred units
Shares based compensation, expenses | $							$ 0		$ 0
Common units, issued										750	750
Common units, outstanding										750	750
Preferred units, voting rights										Preferred unit holders are entitled to one vote per preferred unit
Number of tranche | Tranches										2
Partners capital account, exchange and conversions | $										$ 13,926,000
Senior priority units, voting rights								Senior Priority Units had no voting rights.		Senior Priority Units have no voting rights
Common Stock
Class of Stock [Line Items]
Common units, voting rights										Common unit holders are entitled to one vote per common unit, except for such votes or consents that are reserved solely for the holders of preferred units.
Preferred Stock
Class of Stock [Line Items]
Preferred units, voting rights										Preferred unit holders were entitled to one vote per preferred unit.
Resticted Common Stock Unit
Class of Stock [Line Items]
Shares based payment arrangement, equity instrument other than option, grants in period								616,920
Shares based payment arrangement, equity instrument other than option, non vested units						616,920		616,920		0
Equity Incentive Plan
Class of Stock [Line Items]
Shares based payment arrangement, vesting rights percentage										100.00%
Equity Incentive Plan | Resticted Common Stock Unit
Class of Stock [Line Items]
Shares based payment arrangement, equity instrument other than option, grants in period												750
Shares based payment arrangement, equity instrument other than option, vested in period										730	600
Shares based payment arrangement, equity instrument other than option, non vested units										20	150
Shares based compensation, expenses | $						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Greenidge Common Stock
Class of Stock [Line Items]
Shares issued in exchange for acquisition of ownership interests		7,000,000		7,000,000
Limited Liability Company LLC Common Units | Equity Incentive Plan
Class of Stock [Line Items]
Shares based payment arrangement, shares purchased for award					1,250
Limited Liability Company LLC Senior Priority Unit | Tranche One
Class of Stock [Line Items]
Partners capital account, exchange and conversions | $								13,926		13,926,000
Limited Liability Company LLC Senior Priority Unit | Tranche Two
Class of Stock [Line Items]
Partners capital account, acquisitions | $								$ 16,276		$ 16,276,000
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized						400,000,000		400,000,000
Common stock, par or stated value per share | $ / shares						$ 0.0001		$ 0.0001
Common stock, shares issued						0		0
Common stock, shares outstanding						0		0
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized						100,000,000		100,000,000
Common stock, par or stated value per share | $ / shares						$ 0.0001		$ 0.0001
Common Stock, voting rights				ten votes
Common stock, shares issued						28,320,000		28,320,000
Common stock, shares outstanding						28,320,000		28,320,000
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of private placement | $				$ 37,113
Series A Redeemable Convertible Preferred Stock | Private Placement
Class of Stock [Line Items]
Stock issued during period, Shares				1,620,000
Shares issued, Price per share | $ / shares				$ 25
GGHI Class B Common Stock
Class of Stock [Line Items]
Number of shares after split		28,000,000	28,000,000